Interest rate benchmark reform - Exposures with or without fallback clauses (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 361,451	£ 342,632
Financial assets at fair value through the income statement		191,972	175,151
Non-derivative financial assets		1,360,339	1,329,242
Debt instruments issued		(98,867)	(75,796)
Subordinated liabilities		(12,759)	(16,341)	£ (18,156)
Financial liabilities designated at fair value		(250,960)	(249,765)
Non-derivative financial liabilities		(1,307,095)	(1,275,684)
Equity		(70,211)	(66,882)	(65,660)	£ (63,779)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[1]	(12,259)	(11,172)	£ (10,871)	£ (9,632)
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		30,663	50,204
Financial assets at fair value through the income statement		9,249	10,361
Non-derivative financial assets		40,098	61,207
Debt instruments issued		(7,220)	(12,942)
Subordinated liabilities		(1,201)	(1,663)
Financial liabilities designated at fair value		(920)	(2,320)
Non-derivative financial liabilities		(9,341)	(16,925)
Standby facilities, credit lines and other commitments		117,636	108,980
Notional contract amount		6,413,555	12,850,082
IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,737,920	4,705,142
IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		802,299	870,905
IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,466)	(6,631)
IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		10,066
Financial assets at fair value through the income statement		465
Non-derivative financial assets		10,531
Debt instruments issued		(1,083)
Subordinated liabilities		0
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(1,791)
Standby facilities, credit lines and other commitments		46,959
Notional contract amount		721,166
IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		382,241
IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		338,925
IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)
IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,785
Financial assets at fair value through the income statement		246
Non-derivative financial assets		5,031
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		27,910
Notional contract amount		14,810
IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		14,535
IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		275
IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
GBP LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14,166	30,179
Financial assets at fair value through the income statement		185	3,496
Non-derivative financial assets		14,351	33,861
Debt instruments issued		0	(1,023)
Subordinated liabilities		0	(71)
Financial liabilities designated at fair value		(708)	(149)
Non-derivative financial liabilities		(708)	(1,243)
Standby facilities, credit lines and other commitments		60,490	18,944
Notional contract amount		423,660	2,734,692
GBP LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		240,183	592,827
GBP LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,477	155,285
GBP LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0	(3,500)
GBP LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		9,434
Financial assets at fair value through the income statement		125
Non-derivative financial assets		9,559
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(708)
Standby facilities, credit lines and other commitments		36,573
Notional contract amount		414,170
GBP LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		230,967
GBP LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,203
GBP LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
GBP LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,732
Financial assets at fair value through the income statement		60
Non-derivative financial assets		4,792
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		23,917
Notional contract amount		9,490
GBP LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		9,216
GBP LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		274
GBP LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EONIA | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EONIA | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		243
EONIA | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		243
EONIA | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
JPY LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		25	173
Financial assets at fair value through the income statement		5	0
Non-derivative financial assets		30	173
Debt instruments issued		(1,083)	(1,201)
Subordinated liabilities		0	0
Financial liabilities designated at fair value			(759)
Non-derivative financial liabilities		(1,083)	(1,960)
Standby facilities, credit lines and other commitments		1,284	0
Notional contract amount		263,180	1,940,722
JPY LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		140,357	754,206
JPY LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,823	93,108
JPY LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)	0
JPY LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		5
Financial assets at fair value through the income statement		5
Non-derivative financial assets		10
Debt instruments issued		(1,083)
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		(1,083)
Standby facilities, credit lines and other commitments		653
Notional contract amount		258,541
JPY LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		135,719
JPY LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,822
JPY LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)
JPY LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		20
Financial assets at fair value through the income statement		0
Non-derivative financial assets		20
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		631
Notional contract amount		4,639
JPY LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,638
JPY LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1
JPY LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
CHF LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		229	18
Financial assets at fair value through the income statement		327	283
Non-derivative financial assets		556	301
Debt instruments issued		0	0
Subordinated liabilities		0	0
Financial liabilities designated at fair value			0
Non-derivative financial liabilities		0	0
Standby facilities, credit lines and other commitments		371	74
Notional contract amount		37,296	179,305
CHF LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,396	25,681
CHF LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900	31,257
CHF LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0	0
CHF LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		215
Financial assets at fair value through the income statement		327
Non-derivative financial assets		542
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		371
Notional contract amount		37,261
CHF LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,361
CHF LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900
CHF LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
CHF LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14
Financial assets at fair value through the income statement		0
Non-derivative financial assets		14
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		0
Notional contract amount		35
CHF LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		35
CHF LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
CHF LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EUR LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811	1,096,590
EUR LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811	457,844
EUR LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0	£ 0
EUR LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		412
Financial assets at fair value through the income statement		8
Non-derivative financial assets		420
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		9,362
Notional contract amount		3,626
EUR LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		3,626
EUR LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EUR LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		19
Financial assets at fair value through the income statement		186
Non-derivative financial assets		205
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		3,362
Notional contract amount		403
EUR LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		403
EUR LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ 0

[1]	For further details refer to Note 28.